Average Annual Total Returns - LVIP Baron Growth Opportunities Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	34.41%	19.03%	15.33%	34.08%	18.73%	15.04%	34.63%	16.36%	13.48%